SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	$ 208,025	$ 184,800	$ 184,800	$ 0
Conversion Feature	1,228,108	0		0
Total	1,436,133
Fair Value, Inputs, Level 1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	208,025
Conversion Feature	0
Total	208,025
Fair Value, Inputs, Level 2 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	0
Conversion Feature	0
Total	0
Fair Value, Inputs, Level 3 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	0
Conversion Feature	1,228,108
Total	$ 1,228,108